Other Long-Term Assets (Tables)	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of Other Long-term Assets

	2025	2024
Long-term prepayments, contracts and other (1)	$419	$313
Prepaid cost of service tolls	229	166
Long-term inventory	291	204
Risk management (note 18)	—	13
	939	696
Less: current portion	70	76
	$869	$620
(1)Includes physical product sales contracts, interest on Petroleum Revenue Tax ("PRT") and corporate tax recoveries in the North Sea (note 6), and the unamortized cost of contributions to the Company's employee bonus program.

Summary of Assets, Liabilities, Partners' Equity and Equity (Loss) Income Related to Joint Venture
The assets, liabilities, partners' equity, product sales, and equity income related to NWRP at December 31, 2025 and 2024 were comprised as follows:

	2025	2024
Current assets	$493	$535
Non-current assets	$10,298	$10,286
Current liabilities	$2,953	$2,082
Non-current liabilities	$8,829	$9,757
Partners' equity	$(991)	$(1,018)
Partners' equity at Company's 50% interest	$(496)	$(509)
Revenue (1)	$1,365	$1,490
Net income (2)	$26	$92
(1)Included in NWRP's revenue for 2025 is $315 million (2024 – $325 million) related to the Company's 25% share of the refining toll.
(2)Included in the net income for 2025 is the impact of depreciation and amortization expense of $265 million (2024 – $346 million) and interest and other financing expense of $457 million (2024 – $502 million).